INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of Income tax expense (benefit)

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
U.S.
Current	$7	$(23)	$67
Deferred	69	45	(13)
Non-U.S.
Current	63	41	17
Deferred	(26)	(23)	88

Total	$113	$40	$159

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total (provision) benefit for income taxes

	Year ended December 31,
	2011	2010	2009
Income (loss) from continuing operations before income taxes	$370	$184	$(240)

Expected tax expense (benefit) at U.S. statutory rate of 35%	$130	$64	$(84)
Change resulting from:
State tax expense (benefit) net of federal benefit	7	(4)	(1)
Non-U.S. tax rate differentials	6	(16)	46
Effects of non-U.S. operations	8	29	(4)
Tax authority dispute resolutions	(4)	(21)	(6)
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(1)	(4)	(39)
Change in valuation allowance	(19)	(22)	230
Other, net	(14)	14	17

Total income tax expense	$113	$40	$159

Schedule of components of income (loss) from continuing operations before income taxes

	Year ended December 31,
	2011	2010	2009
U.S.	$255	$38	$92
Non-U.S.	115	146	(332)

Total	$370	$184	$(240)

Schedule of components of deferred income tax assets and liabilities

	December 31,
	2011	2010
Deferred income tax assets:
Net operating loss and AMT credit carryforwards	$895	$970
Pension and other employee compensation	254	216
Property, plant and equipment	77	97
Intangible assets	35	50
Foreign tax credits	82	75
Other, net	140	116

Total	$1,483	$1,524

Deferred income tax liabilities:
Property, plant and equipment	$(515)	$(520)
Pension and other employee compensation	(25)	(19)
Other, net	(107)	(110)

Total	$(647)	$(649)

Net deferred tax asset before valuation allowance	$836	$875
Valuation allowance	(768)	(813)

Net deferred tax asset	$68	$62

Current deferred tax asset	$40	$40
Current deferred tax liability	(29)	(63)
Non-current deferred tax asset	163	179
Non-current deferred tax liability	(106)	(94)

Net deferred tax asset	$68	$62

Schedule of changes in valuation allowance

	2011	2010	2009
Valuation allowance as of January 1	$813	$861	$681
Valuation allowance as of December 31	768	813	861

Net decrease (increase)	45	48	(180)
Foreign currency movements	(30)	1	14
Increase (decrease) to deferred tax assets with an offsetting (decrease) increase to valuation allowances	4	(27)	(64)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

Components of change in valuation allowance affecting tax expense:
Pre-tax (losses) income in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(3)	$2	$(75)
Releases of valuation allowances in various jurisdictions	27	20	4
Establishments of valuation allowances in various jurisdictions	(5)	-	(159)

Change in valuation allowance per rate reconciliation	$19	$22	$(230)

Schedule of reconciliation of unrecognized tax benefits

	2011	2010
Unrecognized tax benefits as of January 1	$43	$74
Gross increases and decreases—tax positions taken during a prior period	(3)	(27)
Gross increases and decreases—tax positions taken during the current period	3	4
Reductions resulting from the lapse of statutes of limitation	(4)	(10)
Foreign currency movements	—	2

Unrecognized tax benefits as of December 31	$39	$43

Schedule of interest and penalties related to unrecognized tax benefits included in the financial statement

	Year ended December 31,
	2011	2010	2009
Interest expense included in tax expense	$5	$1	$3
Penalties expense included in tax expense	-	-	1

	December 31,
	2011	2010
Accrued liability for interest	$13	$8
Accrued liability for penalties	2	2

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2002 and later
Hong Kong	2000 and later
India	2004 and later
Italy	2007 and later
Malaysia	2003 and later
Switzerland	2006 and later
The Netherlands	2006 and later
United Kingdom	2008 and later
United States federal	2011 and later